Derivative Financial Instruments - Additional Information (Detail) - USD ($)			6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, cap interest rate	4.50%	4.50%	4.50%
Interest Rate Caps [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Weighted average maturity period	3 years 10 months 24 days	4 years 10 months 24 days	3 years 4 months 24 days
Interest Rate Swaps [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Weighted average maturity period	10 years		8 years
Weighted average pay rate	4.45%		3.79%
Weighted average receive rate	2.37%		2.92%
Outstanding interest rate swap amount		$ 0